Document and Entity Information	Sep. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 12, 2025
Entity Registrant Name	LB Pharmaceuticals Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-42831
Entity Tax Identification Number	81-1854347
Entity Address Address Line 1	One Pennsylvania Plaza
Entity Address Address Line 2	Suite 1025
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10119
City Area Code	212
Local Phone Number	605-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	LBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001691082